UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657

                       Oppenheimer Developing Markets Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                              SHARES           VALUE
                                                          -------------   --------------
COMMON STOCKS--92.9%
CONSUMER DISCRETIONARY--8.0%
AUTO COMPONENTS--0.0%
Rico Auto Industries Ltd.                                       480,500   $       82,026
                                                                          --------------
AUTOMOBILES--0.7%
Ford Otomotiv Sanayi AS                                       2,922,632        8,205,188
PT Astra International Tbk                                   26,918,000       22,909,998
                                                                          --------------
                                                                              31,115,186
                                                                          --------------
DISTRIBUTORS--1.3%
China Resources Enterprise Ltd.                              37,781,000       59,454,159
                                                                          --------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Jollibee Foods Corp.                                         27,263,600       21,546,505
                                                                          --------------
HOUSEHOLD DURABLES--0.3%
Corporacion GEO SA de CV, Series B(1)                         6,825,200        6,117,141
SARE Holding SA de CV, Cl. B(1, 2)                           34,880,970        6,539,042
                                                                          --------------
                                                                              12,656,183
                                                                          --------------
INTERNET & CATALOG RETAIL--0.4%
B2W Compania Global do Varejo                                 1,946,000       21,527,460
                                                                          --------------
MEDIA--4.5%
Corporacion Interamericana de Entretenimiento SA de CV,
   Cl. B(1)                                                   6,869,761        5,043,674
Focus Media Holding Ltd., ADR(1, 3)                             469,600        3,507,912
Grupo Televisa SA, Sponsored GDR                              7,839,600      116,496,456
Television Broadcasts Ltd.                                   15,459,000       52,530,023
Zee Entertainment Enterprises Ltd.                           16,497,973       35,904,543
                                                                          --------------
                                                                             213,482,608
                                                                          --------------
MULTILINE RETAIL--0.3%
S.A.C.I. Falabella SA                                         6,955,700       16,797,519
                                                                          --------------
CONSUMER STAPLES--18.1%
BEVERAGES--5.5%
Anadolu Efes Biracilik ve Malt Sanayii AS                     5,222,464       41,146,402
Fomento Economico Mexicano SA de CV, Sponsored ADR            1,404,800       38,646,048
Fomento Economico Mexicano SA de CV, UBD                     23,785,500       66,281,052
SABMiller plc                                                 6,721,690      109,183,559
                                                                          --------------
                                                                             255,257,061
                                                                          --------------
FOOD & STAPLES RETAILING--7.0%
BIM Birlesik Magazalar AS                                     1,626,429       33,229,597
Cencosud SA                                                  50,331,319       76,585,754
Jeronimo Martins SGPS SA                                      4,679,160       24,564,024
Magnit(1)                                                     2,283,165       29,452,829
President Chain Store Corp.                                  12,861,074       30,308,239
Shinsegae Department Store Co.                                  164,029       49,298,028
Wal-Mart de Mexico SAB de CV, Series V                       31,788,918       86,707,841
                                                                          --------------
                                                                             330,146,312
                                                                          --------------
FOOD PRODUCTS--0.6%
Tiger Brands Ltd.                                             1,899,327       25,625,840
                                                                          --------------
HOUSEHOLD PRODUCTS--1.1%
Hindustan Unilever Ltd.                                      10,857,400       51,435,307


                     1 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                              SHARES           VALUE
                                                          -------------   --------------
COMMON STOCKS CONTINUED
HOUSEHOLD PRODUCTS CONTINUED
Unilever Indonesia Tbk                                        2,994,000   $    1,917,156
                                                                          --------------
                                                                              53,352,463
                                                                          --------------
PERSONAL PRODUCTS--2.7%
Amorepacific Corp.                                               27,711       11,978,547
Natura Cosmeticos SA                                         10,092,300       91,512,468
Oriflame Cosmetics SA                                           857,668       23,403,449
                                                                          --------------
                                                                             126,894,464
                                                                          --------------
TOBACCO--1.2%
Eastern Tobacco Co.                                             448,566       15,006,277
ITC Ltd.                                                      8,619,025       29,874,468
PT Gudang Garam Tbk                                          31,327,700       11,305,252
                                                                          --------------
                                                                              56,185,997
                                                                          --------------
ENERGY--6.0%
ENERGY EQUIPMENT & SERVICES--0.3%
Tenaris SA, ADR(3)                                              676,300       14,222,589
                                                                          --------------
OIL, GAS & CONSUMABLE FUELS--5.7%
China Shenhua Energy Co. Ltd.                                18,032,000       33,273,076
CNOOC Ltd.                                                   31,208,000       25,556,683
DNO International ASA(1, 3)                                  25,059,544       23,576,409
NovaTek OAO, Sponsored GDR(4)                                 1,421,872       31,209,259
OAO Gazprom, Sponsored ADR(3)                                 6,939,428      121,850,485
Petroleo Brasileiro SA, ADR                                   1,469,182       30,764,671
                                                                          --------------
                                                                             266,230,583
                                                                          --------------
FINANCIALS--20.8%
COMMERCIAL BANKS--11.9%
Banco Itau Holding Financeira SA, ADR                         1,212,900       14,045,382
Banco Santander Chile SA                                  1,159,936,767       37,056,158
Bank Central Asia Tbk PT                                     99,065,100       22,243,307
Commercial International Bank                                 7,629,874       39,598,080
Commercial International Bank, Sponsored GDR(4)                 320,693        1,603,465
Credicorp Ltd.                                                  283,000       12,367,100
Grupo Financiero Banorte SAB de CV                           32,161,100       50,058,804
HDFC Bank Ltd., ADR(3)                                        1,668,458       95,435,798
HSBC Holdings plc                                            12,205,933      131,183,828
Standard Bank Group Ltd.                                      8,112,441       70,249,012
Yapi ve Kredi Bankasi AS(1)                                  69,297,666       85,327,811
                                                                          --------------
                                                                             559,168,745
                                                                          --------------
CONSUMER FINANCE--0.1%
Kiatnakin Bank Public Co. Ltd.                               21,707,820        5,556,158
                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
BM&F BOVESPA SA                                              21,620,898       48,078,596
Haci Omer Sabanci Holding AS                                 16,699,731       33,325,012
Haci Omer Sabanci Holding AS, Sponsored ADR                  17,834,250        8,471,269
Hong Kong Exchanges & Clearing Ltd.                          10,509,000       83,142,155
Yuanta Fianancial Holding Co. Ltd.                           25,076,000        9,644,170
                                                                          --------------
                                                                             182,661,202
                                                                          --------------


                     2 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                              SHARES           VALUE
                                                          -------------   --------------
COMMON STOCKS CONTINUED
INSURANCE--0.2%
Aksigorta AS                                                  5,840,186   $    8,910,438
                                                                          --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.2%
Hang Lung Properties Ltd.                                    27,052,000       58,547,787
IRSA Inversiones y Representaciones SA, Sponsored
   GDR(1, 3)                                                    246,700          922,658
SM Prime Holdings, Inc.                                     608,197,737       89,848,173
                                                                          --------------
                                                                             149,318,618
                                                                          --------------
THRIFTS & MORTGAGE FINANCE--1.5%
Housing Development Finance Corp. Ltd.                        2,281,217       67,284,300
                                                                          --------------
HEALTH CARE--1.2%
HEALTH CARE PROVIDERS & SERVICES--0.2%
Diagnosticos da America                                         995,100       10,140,271
                                                                          --------------
LIFE SCIENCES TOOLS & SERVICES--0.9%
Divi's Laboratories Ltd.                                      1,585,634       38,828,009
                                                                          --------------
PHARMACEUTICALS--0.1%
Adcock Ingram Holdings Ltd.(1)                                1,328,827        4,745,811
                                                                          --------------
INDUSTRIALS--3.7%
AEROSPACE & DEFENSE--1.5%
Bharat Electronics Ltd.                                         817,687        9,187,449
Empresa Brasileira de Aeronautica SA, ADR(3)                  4,024,487       62,500,283
                                                                          --------------
                                                                              71,687,732
                                                                          --------------
CONSTRUCTION & ENGINEERING--1.1%
GS Engineering & Construction Corp.                             231,642        7,853,139
Hyundai Development Co.                                         556,520       11,543,734
Hyundai Engineering & Construction Co. Ltd.                     955,462       32,804,165
                                                                          --------------
                                                                              52,201,038
                                                                          --------------
ELECTRICAL EQUIPMENT--0.2%
Asea Brown Boveri India Ltd.                                    973,287        8,578,868
                                                                          --------------
INDUSTRIAL CONGLOMERATES--0.0%
Enka Insaat ve Sanayi AS                                         38,175          106,678
                                                                          --------------
MACHINERY--0.3%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares           22,880,880       14,460,716
                                                                          --------------
ROAD & RAIL--0.6%
All America Latina Logistica                                  5,752,900       27,970,230
                                                                          --------------
INFORMATION TECHNOLOGY--21.6%
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Synnex Technology International Corp.                        22,776,206       23,228,460
                                                                          --------------
INTERNET SOFTWARE & SERVICES--4.7%
Baidu.com, Inc., ADR(1)                                          35,200        4,782,976
NHN Corp.(1)                                                    644,714       53,762,740
SINA Corp.(1, 2, 3)                                           3,890,200      120,207,180
Tencent Holdings Ltd.                                         7,183,000       39,550,455
                                                                          --------------
                                                                             218,303,351
                                                                          --------------
IT SERVICES--7.8%
HCL Technologies Ltd.                                         6,301,286       17,447,606
Infosys Technologies Ltd.                                    10,362,404      259,257,040
Infosys Technologies Ltd., Sponsored ADR                        560,500       14,096,575
Tata Consultancy Services Ltd.                                5,670,155       63,895,570


                     3 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                              SHARES           VALUE
                                                          -------------   --------------
COMMON STOCKS CONTINUED
IT SERVICES CONTINUED
Travelsky Technology Ltd., Cl. H                             29,964,000   $    9,657,941
                                                                          --------------
                                                                             364,354,732
                                                                          --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.6%
MediaTek, Inc.                                               21,326,628      142,224,501
Realtek Semiconductor Corp.(2)                               23,661,960       24,402,565
Taiwan Semiconductor Manufacturing Co. Ltd.                 191,400,000      236,228,871
Varitronix International Ltd.                                13,976,000        2,759,097
                                                                          --------------
                                                                             405,615,034
                                                                          --------------
MATERIALS--2.1%
METALS & MINING--2.1%
Anglo Platinum Ltd.                                             910,693       42,293,045
Companhia Vale do Rio Doce, ADR(3)                            1,117,900       13,347,726
Impala Platinum Holdings Ltd.                                 2,564,480       31,857,410
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR            1,706,700       12,753,292
                                                                          --------------
                                                                             100,251,473
                                                                          --------------
TELECOMMUNICATION SERVICES--11.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.7%
China Unicom Ltd.                                           117,952,000      145,497,622
PT Telekomunikasi Indonesia Tbk                             150,933,400       73,427,059
                                                                          --------------
                                                                             218,924,681
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES--6.7%
America Movil SAB de CV, ADR, Series L                        1,714,000       51,420,000
China Mobile Hong Kong Ltd., ADR                                650,500       29,812,415
Orascom Telecom Holding SAE                                  27,896,119      121,229,309
Turkcell Iletisim Hizmetleri AS                              19,966,700      110,856,367
                                                                          --------------
                                                                             313,318,091
                                                                          --------------
Total Common Stocks (Cost $6,515,085,620)                                  4,350,191,591
                                                                          --------------
PREFERRED STOCKS--5.2%
Companhia de Bebidas das Americas, ADR, Preference              256,400       11,145,708
Companhia Vale do Rio Doce, Sponsored ADR                     5,482,300       59,702,245
Lojas Americanas SA, Preference                              26,378,300       75,400,741
Net Servicos de Comunicacao SA, Preference(1)                 5,401,539       30,670,022
Petroleo Brasileiro SA, Sponsored ADR                         3,741,700       66,527,426
S-Oil Corp., Preference                                          22,-            703,428
                                                                          --------------
Total Preferred Stocks (Cost $432,829,933)                                   244,149,570

                                                            PRINCIPAL
                                                              AMOUNT
                                                          -------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10 (Cost $744,600)         $  32,425,500          631,418

                                                              UNITS
                                                          -------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Cencosud SA Rts., Strike Price 1,100CLP, 5/1/09(1)            3,573,523          202,833


                     4 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                              UNITS            VALUE
                                                          -------------   --------------
RIGHTS, WARRANTS AND CERTIFICATES CONTINUED
Trent Ltd. Wts., Strike Price 650INR, Exp. 1/7/10(1)             63,757   $       29,075
                                                                          --------------
Total Rights, Warrants and Certificates (Cost $0)                                231,908

                                                              SHARES
                                                          -------------
INVESTMENT COMPANY--0.1%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 2.20%(2, 5) (Cost $2,861,757)                       2,861,757        2,861,757
                                                                          --------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS
   PURCHASED WITH CASH COLLATERAL FROM SECURITIES
   LOANED) (COST $6,951,521,910)                                           4,598,066,244
                                                                          --------------

                                                            PRINCIPAL
                                                             AMOUNT/
                                                              SHARES
                                                          -------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--0.9%(6)
American Express Centurion, 1.483%, 2/17/09(7)            $  12,000,000       11,829,264
OFI Liquid Assets Fund, LLC, 2.14%(2, 5)                     32,605,252       32,605,252
                                                                          --------------
Total Investments Purchased with Cash Collateral from
   Securities Loaned (Cost $44,605,498)                                       44,434,516
                                                                          --------------
TOTAL INVESTMENTS, AT VALUE (COST $6,996,127,408)                  99.1%   4,642,500,760
OTHER ASSETS NET OF LIABILITIES                                     0.9       42,463,532
                                                            -----------   --------------
NET ASSETS                                                        100.0%  $4,684,964,292
                                                            ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

CLP   Chilean Peso
INR   Indian Rupee

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                        SHARES          GROSS          GROSS             SHARES
                                   AUGUST 31, 2008    ADDITIONS      REDUCTIONS    NOVEMBER 30, 2008
                                   ---------------   -----------   -------------   -----------------
OFI Liquid Assets Fund, LLC          485,060,725     299,990,562     752,446,035       32,605,252
Oppenheimer Institutional Money
   Market Fund, Cl. E                385,207,278     684,986,580   1,067,332,101        2,861,757
Realtek Semiconductor Corp.           23,661,960              --              --       23,661,960
SARE Holding SA de CV, Cl. B          34,880,970              --              --       34,880,970
SINA Corp.                             3,650,200         240,000              --        3,890,200
S-Oil Corp., Preference(a)               214,809              --         191,846           22,963
Varitronix International Ltd.(a)      20,629,000              --       6,653,000       13,976,000


                     5 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                    REALIZED
                                       VALUE          INCOME          LOSS
                                   ------------     ----------     ----------
OFI Liquid Assets Fund, LLC        $ 32,605,252     $  733,709(c)  $       --
Oppenheimer Institutional Money
   Market Fund, Cl. E                 2,861,757      1,434,713             --
Realtek Semiconductor Corp.          24,402,565             --             --
SARE Holding SA de CV, Cl. B          6,539,042             --             --
SINA Corp.                          120,207,180             --             --
S-Oil Corp., Preference(a)                   --(b)     194,199      5,153,757
Varitronix International Ltd.(a)             --(b)     318,318      2,866,691
                                   ------------     ----------     ----------
                                   $186,615,796     $2,680,939     $8,020,448
                                   ============     ==========     ==========

(a.) No longer an affiliate as of November 30, 2008.

(b.) The security is no longer an affiliate; therefore, the value has been excluded from this table.

(c.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(3.) Partial or fully-loaned security. See accompanying Notes.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $32,812,724 or 0.70% of the Fund's net assets as of November 30, 2008.

(5.) Rate shown is the 7-day yield as of November 30, 2008.

(6.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

(7.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $2,231,548,651         $--
Level 2--Other Significant Observable Inputs    2,410,952,109          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $4,642,500,760         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                     6 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS             VALUE       PERCENT
-------------------        --------------   -------
India                      $  691,968,052     14.9%
Brazil                        563,333,229     12.1
Taiwan                        466,036,806     10.0
Mexico                        427,310,058      9.2
Hong Kong                     424,728,429      9.2
Turkey                        329,578,762      7.1
United Kingdom                253,120,679      5.5
Russia                        182,512,573      3.9
Egypt                         177,437,131      3.8
South Africa                  174,771,118      3.8
Korea, Republic of South      167,943,781      3.6
Cayman Islands                164,540,611      3.6
Indonesia                     131,802,772      2.8
Chile                         130,642,264      2.8
Philippines                   111,394,678      2.4
China                          90,712,060      2.0
United States                  47,296,273      1.0
Luxembourg                     37,626,038      0.8
Portugal                       24,564,024      0.5
Norway                         23,576,409      0.5
Peru                           12,367,100      0.3
Thailand                        5,556,158      0.1
Bermuda                         2,759,097      0.1
Argentina                         922,658      0.0
                           --------------    -----
Total                      $4,642,500,760    100.0%
                           ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is


                     7 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market


                     8 | Oppenheimer Developing Markets Fund

OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. The Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of November 30, 2008, the Fund had on loan securities valued at $44,655,710. Collateral of $44,611,466 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 7,010,194,698
Federal tax cost of other investments        21,772,695
                                        ---------------
Total federal tax cost                  $ 7,031,967,393
                                        ===============
Gross unrealized appreciation           $   343,253,091
Gross unrealized depreciation            (2,710,241,240)
                                        ---------------
Net unrealized depreciation             $(2,366,988,149)
                                        ===============


                     9 | Oppenheimer Developing Markets Fund


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    --------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009